Fair Value Measurements - Additional Information (Detail) $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Investments, Fair value disclosure			¥ 306,275,523
Fair Value, Nonrecurring [Member] | Long Term Investments [Member]
Investments, Fair value disclosure	¥ 172,000,000	$ 27
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Measurement Input, Revenue Multiple [Member]
Long term investment, Non recurring, Measurement input	33	33